OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2019	2018
Deferred gain on sale and leaseback	—	2,227
Other long-term liabilities	—	5,051
	—	7,278